Segment Reporting	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 23 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. All of the Company’s operating facilities and long-lived assets are in China, although the Company sells its products across different geographic regions. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenues by geographic areas for the fiscal years ended September 30, 2023, 2022 and 2021, respectively.

	September 30, 2023		September 30, 2022		September 30, 2021
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$52,121,372	91%	$96,449,118	92%	$133,852,929	80%
Hong Kong and Taiwan	5,404,328	9%	8,948,112	8%	32,244,188	19%
Others	-	-%	19,516	-%	1,647,684	1%
Total	$57,525,700	100%	$105,416,746	100%	$167,744,801	100%